Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

At September 30, 2018 and December 31, 2017, property and equipment consisted of the following:

	Useful Life	2018	2017

Machinery and equipment	5 - 7 years	$52,538	$52,538
Furniture and office equipment	3 - 7 years	45,063	45,063
Vehicles	5 years	68,341	68,341
Leasehold improvements	3 years	16,701	16,701
		182,643	182,643
Less: accumulated depreciation		(117,457)	(91,520)
Property and equipment, net		$65,186	$91,123

For the nine months ended September 30, 2018 and 2017, depreciation and amortization expense is included in general and administrative expenses and amounted to $25,937 and $28,372, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

At December 31, 2017 and 2016, property and equipment consisted of the following:

	Useful Life	2017	2016

Machinery and equipment	5 - 7 years	$52,538	$49,084
Furniture and office equipment	3 - 7 years	45,063	45,063
Vehicles	5 years	68,341	68,341
Leasehold improvements	3 years	16,701	16,701
		182,643	179,189
Less: accumulated depreciation		(91,520)	(53,225)
Property and equipment, net		$91,123	$125,964

For the years ended December 31, 2017 and 2016, depreciation and amortization expense is included in general and administrative expenses and amounted to $38,295 and $34,545, respectively.